Accounts Receivable, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, net
Accounts receivable	$ 40,187,942	$ 34,636,570
Accounts receivable transferred back by the Seller	7,484,283	0
Allowance for expected credit losses	(19,876,510)	(2,028,979)
Accounts receivable, net	$ 27,795,715	$ 32,607,591